Remuneration of Auditors	12 Months Ended
Jun. 30, 2019
Auditors Remuneration [Abstract]
Remuneration of Auditors

Note 20. Remuneration of auditors

During the financial year the following fees were paid or payable for services provided by Grant Thornton Audit Pty Ltd and affiliated entities, the auditor of the Company:

	2019	2018	2017
Audit services	A$	A$	A$
Audit or review of the financial statements	168,398	240,806	241,933
Other audit services
- F1 review	—	17,990	20,800
- F3 review	—	6,660	9,561

Other services
Tax compliance services	15,650	42,617	23,150
	184,048	308,073	295,444